UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code:	(610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1:	Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (98.4%)[1]
Consumer Discretionary (7.8%)
	Comcast Corp. Class A	4,263,700	61,781
	McDonald's Corp.	500,200	28,757
*	Apollo Group, Inc. Class A	383,000	27,239
	Genuine Parts Co.	651,100	21,851
	Lowe's Cos., Inc.	1,066,400	20,699
	H & R Block, Inc.	1,094,900	18,865
	Family Dollar Stores, Inc.	614,000	17,376
	Time Warner Inc.	560,800	14,127
	The Gap, Inc.	853,100	13,991
	Omnicom Group Inc.	424,200	13,396
	Pulte Homes, Inc.	1,345,200	11,878
*,^	Sears Holdings Corp.	158,300	10,530
	The McGraw-Hill Cos., Inc.	311,900	9,391
*	GameStop Corp. Class A	420,800	9,262
	Time Warner Cable Inc.	276,766	8,765
	RadioShack Corp.	619,000	8,641
	Carnival Corp.	310,000	7,989
	Polo Ralph Lauren Corp.	146,700	7,854
	Snap-On Inc.	204,800	5,886
*	Big Lots Inc.	204,200	4,294
	Home Depot, Inc.	170,900	4,039

			326,611
Consumer Staples (12.3%)
	The Procter & Gamble Co.	2,247,600	114,852
	Wal-Mart Stores, Inc.	1,686,000	81,670
	Philip Morris International Inc.	1,279,100	55,794
	Sysco Corp.	2,108,300	47,395
	PepsiCo, Inc.	784,200	43,100
	Archer-Daniels-Midland Co.	1,475,800	39,507
	Kraft Foods Inc.	1,506,800	38,182
	Walgreen Co.	861,000	25,314
	Coca-Cola Enterprises, Inc.	1,120,900	18,663
	Kimberly-Clark Corp.	331,900	17,402
	Brown-Forman Corp. Class B	333,950	14,353
*	Dean Foods Co.	498,600	9,568
	The Hershey Co.	170,900	6,152

			511,952
Energy (12.5%)
	ExxonMobil Corp.	2,662,336	186,124
	Chevron Corp.	1,044,700	69,211
	ConocoPhillips Co.	1,212,319	50,990
	Apache Corp.	591,200	42,655
	XTO Energy, Inc.	777,800	29,665
*	National Oilwell Varco Inc.	893,500	29,182
	Anadarko Petroleum Corp.	512,000	23,240
	Peabody Energy Corp.	657,400	19,827

	BJ Services Co.	1,305,200	17,790
	Tesoro Corp.	1,323,000	16,842
*	Cameron International Corp.	531,700	15,047
	Williams Cos., Inc.	696,800	10,877
	Murphy Oil Corp.	179,500	9,751

			521,201
Financials (13.2%)
	Wells Fargo & Co.	2,545,100	61,744
	Bank of America Corp.	4,340,199	57,291
	State Street Corp.	787,200	37,156
	Northern Trust Corp.	671,300	36,035
	Hudson City Bancorp, Inc.	2,610,600	34,695
	Morgan Stanley	1,215,800	34,662
	Prudential Financial, Inc.	930,000	34,615
	JPMorgan Chase & Co.	880,000	30,017
	Charles Schwab Corp.	1,412,100	24,768
	AFLAC Inc.	796,600	24,766
	Ameriprise Financial, Inc.	975,000	23,663
	Cincinnati Financial Corp.	820,408	18,336
*	Nasdaq OMX Group, Inc.	778,600	16,592
	The Travelers Cos., Inc.	397,000	16,293
	Torchmark Corp.	341,800	12,660
	The Goldman Sachs Group, Inc.	82,300	12,134
	Unum Group	747,000	11,847
	Marsh & McLennan Cos., Inc.	556,000	11,192
	Public Storage, Inc. REIT	144,300	9,449
	The Principal Financial Group, Inc.	433,900	8,175
	PNC Financial Services Group	183,600	7,126
	Equity Residential REIT	318,800	7,087
	SunTrust Banks, Inc.	331,800	5,458
	BB&T Corp.	221,600	4,871
	HCP, Inc. REIT	229,800	4,869
	American Express Co.	201,700	4,688

			550,189
Health Care (13.5%)
	Johnson & Johnson	2,295,100	130,362
*	Amgen Inc.	1,307,900	69,240
	Pfizer Inc.	3,545,327	53,180
	Eli Lilly & Co.	1,513,200	52,417
	Abbott Laboratories	892,800	41,997
	Stryker Corp.	942,400	37,451
	Aetna Inc.	1,268,600	31,779
	Bristol-Myers Squibb Co.	1,403,300	28,501
*	Biogen Idec Inc.	575,900	26,002
	UnitedHealth Group Inc.	965,500	24,118
*	Humana Inc.	460,700	14,862
*	Gilead Sciences, Inc.	281,700	13,195
	Wyeth	275,800	12,519
*	Covidien PLC	329,700	12,344
	Medtronic, Inc.	284,300	9,919
*	Forest Laboratories, Inc.	210,600	5,288

			563,174

Industrials (10.2%)
	General Electric Co.	7,777,000	91,147
	General Dynamics Corp.	1,095,300	60,669
	Honeywell International Inc.	1,287,800	40,437
	CSX Corp.	874,600	30,287
	Raytheon Co.	535,600	23,797
	L-3 Communications Holdings, Inc.	341,900	23,721
	Fluor Corp.	430,500	22,080
	Flowserve Corp.	313,300	21,872
	C.H. Robinson Worldwide Inc.	377,200	19,671
	Union Pacific Corp.	293,300	15,269
	United Parcel Service, Inc.	297,500	14,872
	Northrop Grumman Corp.	294,600	13,457
	FedEx Corp.	234,200	13,026
	Expeditors International of Washington, Inc.	358,300	11,946
	Norfolk Southern Corp.	178,500	6,724
	Pitney Bowes, Inc.	291,300	6,388
	Cintas Corp.	272,300	6,219
	Emerson Electric Co.	179,000	5,800

			427,382
Information Technology (18.9%)
*	Apple Inc.	652,100	92,879
	International Business Machines Corp.	797,700	83,296
*	Cisco Systems, Inc.	4,362,100	81,310
	Microsoft Corp.	2,782,400	66,138
*	Google Inc.	149,940	63,213
*	Computer Sciences Corp.	1,228,800	54,436
*	Adobe Systems, Inc.	1,727,800	48,897
	Intel Corp.	2,767,200	45,797
*	Symantec Corp.	2,159,400	33,600
	CA, Inc.	1,554,100	27,088
	Harris Corp.	868,100	24,619
	Xilinx, Inc.	1,086,400	22,228
	Oracle Corp.	947,800	20,302
*	eBay Inc.	1,101,700	18,872
	Linear Technology Corp.	746,900	17,440
*	Broadcom Corp.	680,400	16,867
*	Akamai Technologies, Inc.	759,600	14,569
*	Intuit, Inc.	453,200	12,762
	Automatic Data Processing, Inc.	267,800	9,491
*	QLogic Corp.	663,500	8,413
	Hewlett-Packard Co.	210,300	8,128
*	Novellus Systems, Inc.	373,600	6,239
	QUALCOMM Inc.	114,900	5,193
*	VeriSign, Inc.	271,500	5,017
*	Dell Inc.	351,500	4,826

			791,620
Materials (2.8%)
	Monsanto Co.	696,400	51,770
	Bemis Co., Inc.	973,400	24,530
	Dow Chemical Co.	979,900	15,815
*	Pactiv Corp.	645,700	14,012
	Titanium Metals Corp.	1,216,500	11,180

			117,307

Telecommunication Services (4.0%)
AT&T Inc.	4,241,800	105,366
Verizon Communications Inc.	1,128,500	34,679
CenturyTel, Inc.	879,800	27,010

		167,055
Utilities (3.2%)
Exelon Corp.	905,400	46,366
American Electric Power Co., Inc.	1,466,800	42,376
FPL Group, Inc.	395,700	22,499

	Sempra Energy	265,400	13,172
*	AES Corp.	529,300	6,145
	Ameren Corp.	164,500	4,094

			134,652
Total Common Stocks (Cost $4,625,068)			4,111,143

		Coupon
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.4%)
[2,3]	Vanguard Market Liquidity Fund	0.395%		102,285,088	102,285

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
[4]	U.S. Treasury Bill	0.155%	9/17/09	7,450	7,447
Total Temporary Cash Investments (Cost $109,733)				109,732
Total Investments (101.0%) (Cost $4,734,801)				4,220,875
Other Assets and Liabilities-Net (-1.0%)[3]				(42,648)
Net Assets (100%)				4,178,227

*				Non-income-producing security.
^				Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,998,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.1%, respectively, of net assets.

2				Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3				Includes $10,521,000 of collateral received for securities on loan.
4				Securities with a value of $7,447,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Growth and Income Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2009, the cost of investment securities for tax purposes was $4,734,801,000. Net unrealized depreciation of investment securities for tax purposes was $513,926,000, consisting of unrealized gains of $276,946,000 on securities that had risen in value since their purchase and $790,872,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	September 2009	270	61,796	1,008
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	4,111,143	-	-
Temporary Cash Investments	102,285	7,447	-
Futures Contracts—Assets[1]	185	-	-
Futures Contracts—Liabilities[1]	(830)	-	-
Total	4,212,783	7,447	-
1 Represents variation margin on the last day of the reporting period.

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (9.7%)
	McDonald's Corp.	74,897	4,306
*	Ford Motor Co.	673,706	4,089
	Home Depot, Inc.	141,300	3,339
	Omnicom Group Inc.	98,413	3,108
	The Gap, Inc.	189,122	3,102
	Comcast Corp. Class A	212,885	3,085
	Wyndham Worldwide Corp.	242,640	2,941
	Lowe's Cos., Inc.	150,073	2,913
	Coach, Inc.	93,381	2,510
*	AutoZone Inc.	14,604	2,207
	Comcast Corp. Special Class A	134,800	1,901
*	Apollo Group, Inc. Class A	26,054	1,853
	Limited Brands, Inc.	126,993	1,520
	D. R. Horton, Inc.	133,500	1,250
	The McGraw-Hill Cos., Inc.	40,500	1,220
	TJX Cos., Inc.	30,916	973
	RadioShack Corp.	64,559	901
	NIKE, Inc. Class B	16,963	878
*	Interpublic Group of Cos., Inc.	169,983	858
	VF Corp.	13,700	758
	News Corp., Class A	80,640	735
*	Big Lots Inc.	33,100	696
	Carnival Corp.	26,849	692
	Darden Restaurants Inc.	20,200	666
	Time Warner Cable Inc.	19,100	605
	Yum! Brands, Inc.	17,875	596
	H & R Block, Inc.	32,530	561
	Harley-Davidson, Inc.	20,906	339
	Family Dollar Stores, Inc.	8,390	237
	The Walt Disney Co.	9,829	229
	Whirlpool Corp.	5,358	228
	Pulte Homes, Inc.	19,300	170
	Snap-On Inc.	4,077	117
	Centex Corp.	5,800	49
	Sherwin-Williams Co.	900	48
	Leggett & Platt, Inc.	2,700	41

			49,721
Consumer Staples (11.0%)
	Wal-Mart Stores, Inc.	193,096	9,354
	The Procter & Gamble Co.	180,094	9,203
	Philip Morris International Inc.	176,036	7,679
	The Coca-Cola Co.	108,640	5,214
	PepsiCo, Inc.	51,592	2,835
	Archer-Daniels-Midland Co.	103,240	2,764
	The Kroger Co.	117,682	2,595
	Kellogg Co.	53,500	2,491
	CVS Caremark Corp.	72,833	2,321

	ConAgra Foods, Inc.	107,038	2,040
	Kimberly-Clark Corp.	32,844	1,722
	Campbell Soup Co.	49,258	1,449
	Sysco Corp.	62,589	1,407
	H.J. Heinz Co.	38,500	1,374
*	Dr. Pepper Snapple Group, Inc.	43,400	920
	The Clorox Co.	15,100	843
	General Mills, Inc.	12,583	705
	Lorillard, Inc.	7,500	508
	The Hershey Co.	11,341	408
	Molson Coors Brewing Co. Class B	7,370	312
	Colgate-Palmolive Co.	3,600	255
	Coca-Cola Enterprises, Inc.	8,300	138
	The Pepsi Bottling Group, Inc.	2,900	98
*	Dean Foods Co.	3,800	73

			56,708
Energy (12.9%)
	ExxonMobil Corp.	349,039	24,401
	Chevron Corp.	164,456	10,895
	Marathon Oil Corp.	125,400	3,778
	Anadarko Petroleum Corp.	81,492	3,699
	Peabody Energy Corp.	97,802	2,950
	ConocoPhillips Co.	69,659	2,930
	Occidental Petroleum Corp.	39,951	2,629
	CONSOL Energy, Inc.	77,300	2,625
	Murphy Oil Corp.	41,385	2,248
	Apache Corp.	26,446	1,908
	Schlumberger Ltd.	29,955	1,621
	ENSCO International, Inc.	40,309	1,406
	Tesoro Corp.	83,700	1,065
	Valero Energy Corp.	59,930	1,012
*	Southwestern Energy Co.	20,843	810
	EOG Resources, Inc.	11,286	767
	El Paso Corp.	64,050	591
	Rowan Cos., Inc.	11,700	226
	XTO Energy, Inc.	5,852	223
*	National Oilwell Varco Inc.	5,754	188
	Diamond Offshore Drilling, Inc.	900	75
	Sunoco, Inc.	1,100	26

			66,073
Financials (13.3%)
	Wells Fargo & Co.	298,615	7,244
	The Goldman Sachs Group, Inc.	48,398	7,136
	JPMorgan Chase & Co.	177,079	6,040
	State Street Corp.	90,034	4,250
	Bank of America Corp.	281,353	3,714
	U.S. Bancorp	185,724	3,328
	AFLAC Inc.	93,394	2,904
	Northern Trust Corp.	53,717	2,884
	Bank of New York Mellon Corp.	87,075	2,552
	The Travelers Cos., Inc.	61,068	2,506
	Moody's Corp.	91,100	2,400
	Unum Group	144,713	2,295
	The Chubb Corp.	56,943	2,271

	American Express Co.	92,285	2,145
	Hudson City Bancorp, Inc.	153,201	2,036
	Aon Corp.	52,837	2,001
	Simon Property Group, Inc. REIT	26,981	1,388
	Charles Schwab Corp.	73,196	1,284
	NYSE Euronext	44,700	1,218
	BB&T Corp.	52,837	1,161
	Public Storage, Inc. REIT	15,629	1,023
	Ameriprise Financial, Inc.	40,663	987
	Morgan Stanley	27,863	794
	Host Hotels & Resorts Inc. REIT	91,329	766
	Torchmark Corp.	20,295	752
	HCP, Inc. REIT	35,363	749
	Vornado Realty Trust REIT	12,819	577
^	Citigroup Inc.	155,744	463
*	MBIA, Inc.	101,000	437
	Discover Financial Services	24,634	253
*	Progressive Corp. of Ohio	16,400	248
*	CB Richard Ellis Group, Inc.	23,100	216
	Federated Investors, Inc.	7,890	190
	Plum Creek Timber Co. Inc. REIT	2,100	63
	Franklin Resources, Inc.	726	52
	Capital One Financial Corp.	2,343	51
	M & T Bank Corp.	900	46
	Lincoln National Corp.	2,019	35
	Equity Residential REIT	1,436	32

			68,491
Health Care (13.0%)
	Johnson & Johnson	165,346	9,392
*	Amgen Inc.	108,213	5,729
	Pfizer Inc.	333,145	4,997
	Bristol-Myers Squibb Co.	241,931	4,914
	Abbott Laboratories	83,968	3,950
	UnitedHealth Group Inc.	152,274	3,804
	Quest Diagnostics, Inc.	55,698	3,143
*	Express Scripts Inc.	44,450	3,056
*	Biogen Idec Inc.	61,785	2,790
	Schering-Plough Corp.	102,800	2,582
	AmerisourceBergen Corp.	140,698	2,496
*	Mylan Inc.	182,800	2,385
	Baxter International, Inc.	43,818	2,321
*	Gilead Sciences, Inc.	45,846	2,147
	Eli Lilly & Co.	51,487	1,783
	Merck & Co., Inc.	57,867	1,618
	McKesson Corp.	35,300	1,553
*	Medco Health Solutions, Inc.	33,766	1,540
*	WellPoint Inc.	29,384	1,495
	Wyeth	30,403	1,380
*	Watson Pharmaceuticals, Inc.	38,041	1,282
*	Millipore Corp.	11,900	835
*	Cephalon, Inc.	14,505	822
*	Forest Laboratories, Inc.	12,100	304
*	Hospira, Inc.	5,500	212

			66,530

Industrials (10.8%)
	General Electric Co.	570,322	6,684
	Union Pacific Corp.	85,404	4,446
	Lockheed Martin Corp.	51,438	4,148
	General Dynamics Corp.	68,437	3,791
	Norfolk Southern Corp.	91,007	3,428
	Goodrich Corp.	64,345	3,215
	Dover Corp.	91,158	3,016
	Waste Management, Inc.	99,730	2,808
	United Technologies Corp.	53,536	2,782
	Flowserve Corp.	39,774	2,777
	United Parcel Service, Inc.	55,321	2,766
	Fluor Corp.	52,560	2,696
	Northrop Grumman Corp.	57,316	2,618
	3M Co.	30,813	1,852
	Honeywell International Inc.	53,783	1,689
	Raytheon Co.	34,627	1,538
	L-3 Communications Holdings, Inc.	19,487	1,352
	CSX Corp.	30,618	1,060
	Burlington Northern Santa Fe Corp.	10,577	778
	Pitney Bowes, Inc.	31,000	680
*	Jacobs Engineering Group Inc.	12,300	518
	ITT Industries, Inc.	9,800	436
	Expeditors International of Washington, Inc.	10,309	344

			55,422
Information Technology (18.5%)
	Microsoft Corp.	483,341	11,489
	International Business Machines Corp.	109,640	11,449
*	Cisco Systems, Inc.	504,915	9,412
*	Apple Inc.	63,342	9,022
	Hewlett-Packard Co.	224,300	8,669
	Intel Corp.	514,453	8,514
	Oracle Corp.	369,788	7,921
*	Google Inc.	10,055	4,239
*	Juniper Networks, Inc.	143,806	3,394
*	Symantec Corp.	215,107	3,347
*	Computer Sciences Corp.	67,698	2,999
	Analog Devices, Inc.	87,299	2,163
	Xilinx, Inc.	99,853	2,043
	QUALCOMM Inc.	43,557	1,969
	Automatic Data Processing, Inc.	52,988	1,878
*	Affiliated Computer Services, Inc. Class A	30,926	1,374
*	EMC Corp.	77,907	1,021
	Texas Instruments, Inc.	46,568	992
*	Lexmark International, Inc.	55,509	880
	Western Union Co.	31,722	520
	CA, Inc.	23,663	412
*	Teradata Corp.	15,639	366
	Harris Corp.	6,800	193
*	McAfee Inc.	4,100	173
*	QLogic Corp.	13,564	172
	Xerox Corp.	18,700	121
*	Tellabs, Inc.	15,400	88
	Altera Corp.	3,400	55

	Fidelity National Information Services, Inc.	2,400	48

			94,923
Materials (3.2%)
	Monsanto Co.	61,961	4,606
	E.I. du Pont de Nemours & Co.	148,253	3,798
	Praxair, Inc.	51,087	3,631
	Dow Chemical Co.	79,399	1,282
*	Pactiv Corp.	52,400	1,137
	Ball Corp.	19,400	876
	United States Steel Corp.	20,462	731
	Bemis Co., Inc.	4,200	106

			16,167
Other (0.1%)
[2]	Miscellaneous Securities		533
Telecommunication Services (3.9%)
	AT&T Inc.	480,735	11,941
	Verizon Communications Inc.	180,996	5,562
*	American Tower Corp. Class A	41,222	1,300
	Windstream Corp.	65,006	543
	Qwest Communications International Inc.	124,300	516
	Embarq Corp.	8,891	374

			20,236
Utilities (3.6%)
	Dominion Resources, Inc.	108,000	3,609
	Exelon Corp.	51,500	2,637
	Sempra Energy	49,213	2,443
	Entergy Corp.	28,726	2,227
	American Electric Power Co., Inc.	72,324	2,090
	FirstEnergy Corp.	52,200	2,023
	FPL Group, Inc.	27,808	1,581
	CMS Energy Corp.	73,438	887
	DTE Energy Co.	17,200	550
	NiSource, Inc.	25,500	297
*	AES Corp.	5,741	67

			18,411
Total Common Stocks (Cost $564,043)			513,215

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund	0.395%		463,601	464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[5,6]	Federal Home Loan Mortgage Corp.	0.597%	8/24/09	200	200
[5,6]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	200	200

				400
Total Temporary Cash Investments (Cost $863)				864
Total Investments (100.1%) (Cost $564,906)				514,079
Other Assets and Liabilities-Net (-0.1%)[4]				(739)
Net Assets (100%)				513,340

*		Non-income-producing security.
^		Part of security position is on loan to broker-dealers. The total value of securities on loan is $344,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

3		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4		Includes $464,000 of collateral received for securities on loan.

5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Structured Large-Cap Equity Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2009, the cost of investment securities for tax purposes was $564,906,000. Net unrealized depreciation of investment securities for tax purposes was $50,827,000, consisting of unrealized gains of $27,012,000 on securities that had risen in value since their purchase and $77,839,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	September 2009	3	137	1
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Equity Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	513,215	—	—
Temporary Cash Investments	464	400	—
Futures Contracts—Assets[1]	—	—	—
Futures Contracts—Liabilities[1]	—	—	—
Total	513,679	400	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Structured Broad Market Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (10.9%)
	McDonald's Corp.	30,431	1,749
	Comcast Corp. Class A	117,291	1,700
*	Ford Motor Co.	244,262	1,483
	The McGraw-Hill Cos., Inc.	46,900	1,412
	The Gap, Inc.	71,000	1,164
	Home Depot, Inc.	47,320	1,118
	Wyndham Worldwide Corp.	74,300	900
	Time Warner Cable Inc.	24,762	784
	Ross Stores, Inc.	17,900	691
	News Corp., Class A	70,190	639
*	AutoZone Inc.	4,200	635
	Omnicom Group Inc.	19,960	630
*	Big Lots Inc.	29,000	610
	NIKE, Inc. Class B	11,220	581
	VF Corp.	10,300	570
*	Jarden Corp.	30,200	566
	The Walt Disney Co.	23,190	541
*	DISH Network Corp.	32,750	531
	D. R. Horton, Inc.	55,300	518
*	Sally Beauty Co. Inc.	81,100	516
	WABCO Holdings Inc.	28,200	499
*	Pre-Paid Legal Services, Inc.	11,300	493
*	Aeropostale, Inc.	14,350	492
*	Apollo Group, Inc. Class A	6,800	484
	Limited Brands, Inc.	36,000	431
*	Amazon.com, Inc.	4,953	414
	H & R Block, Inc.	22,500	388
	Darden Restaurants Inc.	11,300	373
*	Interpublic Group of Cos., Inc.	62,900	318
	RadioShack Corp.	22,600	315
	Comcast Corp. Special Class A	22,000	310
*	CEC Entertainment Inc.	10,504	310
	KB Home	20,500	280
	Tempur-Pedic International Inc.	21,400	280
	Cablevision Systems NY Group Class A	13,600	264
*	WMS Industries, Inc.	8,000	252
*	The Warnaco Group, Inc.	7,700	249
*	Dollar Tree, Inc.	5,900	248
*	Bally Technologies Inc.	7,800	233
	Autoliv, Inc.	8,100	233
*	Viacom Inc. Class B	9,495	216
	Tim Hortons, Inc.	7,800	191
	The Buckle, Inc.	5,900	187
*	Isle of Capri Casinos, Inc.	13,800	184
*	Collective Brands, Inc.	12,000	175
	Yum! Brands, Inc.	4,400	147
	Service Corp. International	26,400	145

	Spartan Motors, Inc.	12,100	137
	Sherwin-Williams Co.	2,100	113
	Tupperware Brands Corp.	3,900	101
	Pulte Homes, Inc.	9,400	83
*	Valassis Communications, Inc.	11,300	69
	Brinker International, Inc.	3,900	66
*	Exide Technologies	17,400	65
	Whirlpool Corp.	1,400	60
	Centex Corp.	7,000	59
	Polaris Industries, Inc.	1,700	55
	Advance Auto Parts, Inc.	1,300	54
*	NVR, Inc.	100	50
*	Overstock.com, Inc.	3,700	44
	Snap-On Inc.	900	26
	Standard Motor Products, Inc.	3,000	25
	Foot Locker, Inc.	2,100	22
*	Dorman Products, Inc.	1,500	21
*	GameStop Corp. Class A	900	20

			26,519
Consumer Staples (9.7%)
	Philip Morris International Inc.	74,350	3,243
	Wal-Mart Stores, Inc.	66,065	3,200
	The Procter & Gamble Co.	53,251	2,721
	The Coca-Cola Co.	38,690	1,857
	CVS Caremark Corp.	37,536	1,196
	Kraft Foods Inc.	37,700	955
	Archer-Daniels-Midland Co.	35,100	940
	H.J. Heinz Co.	25,700	917
	PepsiCo, Inc.	16,030	881
	The Kroger Co.	36,400	803
	General Mills, Inc.	14,200	795
*	Dr. Pepper Snapple Group, Inc.	36,800	780
	The Clorox Co.	13,400	748
	Kellogg Co.	16,000	745
	Lorillard, Inc.	10,900	739
	Colgate-Palmolive Co.	9,230	653
	ConAgra Foods, Inc.	29,800	568
*	Mead Johnson Nutrition Co.	15,700	499
*	Energizer Holdings, Inc.	6,700	350
	The Pepsi Bottling Group, Inc.	9,400	318
	Sysco Corp.	7,100	160
	Coca-Cola Enterprises, Inc.	8,200	136
*	Dean Foods Co.	5,400	104
	Alberto-Culver Co.	2,900	74
	Nash-Finch Co.	1,689	46
	Herbalife Ltd.	500	16

			23,444
Energy (11.7%)
	ExxonMobil Corp.	137,820	9,635
	Chevron Corp.	66,965	4,436
	Marathon Oil Corp.	58,540	1,764
	Occidental Petroleum Corp.	24,840	1,635
	Murphy Oil Corp.	20,600	1,119
	Diamond Offshore Drilling, Inc.	13,100	1,088

	Apache Corp.	12,540	905
	Anadarko Petroleum Corp.	14,940	678
	EOG Resources, Inc.	9,800	666
	Peabody Energy Corp.	21,700	654
	Rowan Cos., Inc.	32,200	622
	Valero Energy Corp.	36,392	615
	ConocoPhillips Co.	11,400	479
	ENSCO International, Inc.	13,130	458
	Schlumberger Ltd.	7,700	417
*	Southwestern Energy Co.	10,500	408
	CONSOL Energy, Inc.	11,300	384
*	James River Coal Co.	15,500	234
	El Paso Corp.	19,700	182
*	Bristow Group, Inc.	5,900	175
*	Dresser Rand Group, Inc.	6,300	164
*	National Oilwell Varco Inc.	4,900	160
	Ship Finance International Ltd.	13,100	144
	Tesoro Corp.	10,600	135
	Sunoco, Inc.	5,800	135
	Tidewater Inc.	3,000	129
	Frontline Ltd.	5,000	122
	Foundation Coal Holdings, Inc.	4,200	118
*	Oil States International, Inc.	4,200	102
*	Pride International, Inc.	3,900	98
*	Cal Dive International, Inc.	8,800	76
*	Alpha Natural Resources, Inc.	2,800	73
	Southern Union Co.	3,700	68
*	Dawson Geophysical Co.	2,100	63
*	Encore Acquisition Co.	1,600	49
*	PHI Inc. Non-Voting Shares	2,500	43
	Frontier Oil Corp.	2,700	35
*	McMoRan Exploration Co.	5,400	32
*	CVR Energy, Inc.	4,300	31

			28,331
Financials (15.1%)
	The Goldman Sachs Group, Inc.	20,811	3,068
	U.S. Bancorp	99,450	1,782
	JPMorgan Chase & Co.	52,236	1,782
	Wells Fargo & Co.	71,010	1,723
	State Street Corp.	36,000	1,699
	Moody's Corp.	47,400	1,249
	AFLAC Inc.	39,640	1,232
*	TD Ameritrade Holding Corp.	70,016	1,228
	Bank of New York Mellon Corp.	36,791	1,078
	Unum Group	66,900	1,061
	Bank of America Corp.	78,645	1,038
	The Chubb Corp.	25,070	1,000
	Northern Trust Corp.	18,500	993
	BOK Financial Corp.	25,300	953
	Hudson City Bancorp, Inc.	70,800	941
	The Travelers Cos., Inc.	22,900	940
	Ameriprise Financial, Inc.	37,794	917
*	Progressive Corp. of Ohio	60,300	911
	Aon Corp.	22,300	845

	BB&T Corp.	35,080	771
	PNC Financial Services Group	15,018	583
	Charles Schwab Corp.	31,600	554
	Axis Capital Holdings Ltd.	18,400	482
	American Financial Group, Inc.	21,300	460
*	Knight Capital Group, Inc. Class A	26,300	448
	Oriental Financial Group Inc.	40,000	388
	New York Community Bancorp, Inc.	35,000	374
	CME Group, Inc.	1,200	373
	Simon Property Group, Inc. REIT	7,017	361
	Bank of Hawaii Corp.	9,600	344
	Highwood Properties, Inc. REIT	15,029	336
*	Nasdaq OMX Group, Inc.	15,756	336
	Mid-America Apartment Communities, Inc. REIT	9,000	330
	Senior Housing Properties Trust REIT	19,800	323
	American Express Co.	13,420	312
	Hospitality Properties Trust REIT	25,800	307
	NYSE Euronext	10,800	294
*	The St. Joe Co.	10,200	270
	Washington REIT	11,000	246
	HCP, Inc. REIT	11,100	235
	Kilroy Realty Corp. REIT	11,000	226
	Sun Communities, Inc. REIT	15,600	215
	PS Business Parks, Inc. REIT	4,400	213
	Citigroup Inc.	69,952	208
	Sovran Self Storage, Inc. REIT	8,300	204
	First Horizon National Corp.	16,963	204
	Cullen/Frost Bankers, Inc.	4,400	203
	Marsh & McLennan Cos., Inc.	9,600	193
*	Nelnet, Inc.	13,900	189
	Federated Investors, Inc.	7,800	188
	FirstMerit Corp.	10,980	186
	The Hanover Insurance Group Inc.	4,800	183
	Associated Estates Realty Corp. REIT	29,300	175
	Plum Creek Timber Co. Inc. REIT	5,300	158
	Raymond James Financial, Inc.	7,800	134
*	Interactive Brokers Group, Inc.	8,600	134
*	MBIA, Inc.	29,000	126
	Extra Space Storage Inc. REIT	14,800	124
	Aspen Insurance Holdings Ltd.	4,400	98
	Healthcare Realty Trust Inc. REIT	5,000	84
	First BanCorp Puerto Rico	20,800	82
	U-Store-It Trust REIT	15,500	76
	Banco Latinoamericano de Exportaciones, SA	5,600	70
	Host Hotels & Resorts Inc. REIT	4,700	39
	Torchmark Corp.	900	33
	Odyssey Re Holdings Corp.	800	32
	Pennsylvania REIT	6,100	31
	Parkway Properties Inc. REIT	2,200	29
*	CNA Surety Corp.	2,000	27
	International Bancshares Corp.	1,700	18
	Suffolk Bancorp	600	15

			36,464

Health Care (12.8%)
	Johnson & Johnson	64,907	3,687
	Pfizer Inc.	148,835	2,233
*	Amgen Inc.	40,015	2,118
	Bristol-Myers Squibb Co.	97,830	1,987
	Abbott Laboratories	39,000	1,835
*	Medco Health Solutions, Inc.	24,485	1,117
	Baxter International, Inc.	19,260	1,020
	Eli Lilly & Co.	29,220	1,012
*	Express Scripts Inc.	14,600	1,004
	Merck & Co., Inc.	34,910	976
*	Biogen Idec Inc.	20,900	944
*	WellPoint Inc.	16,850	858
*	Mylan Inc.	62,411	814
	Quest Diagnostics, Inc.	14,100	796
	UnitedHealth Group Inc.	29,875	746
	McKesson Corp.	15,200	669
*	Watson Pharmaceuticals, Inc.	18,800	633
*	Laboratory Corp. of America Holdings	8,900	603
*	Forest Laboratories, Inc.	24,000	603
	AmerisourceBergen Corp.	31,800	564
*	DaVita, Inc.	10,300	509
*	Warner Chilcott Ltd.	37,500	493
*	Isis Pharmaceuticals, Inc.	29,730	491
*	Endo Pharmaceuticals Holdings, Inc.	26,400	473
*	Myriad Genetics, Inc.	13,200	471
	Omnicare, Inc.	17,400	448
	CIGNA Corp.	17,000	410
*	AMERIGROUP Corp.	13,100	352
*	Maxygen Inc.	50,700	341
	Wyeth	7,340	333
	Becton, Dickinson & Co.	4,420	315
	The Cooper Companies, Inc.	12,700	314
*	Dendreon Corp.	12,200	303
	Beckman Coulter, Inc.	4,100	234
	Schering-Plough Corp.	7,410	186
*	Albany Molecular Research, Inc.	20,200	169
*	Mettler-Toledo International Inc.	2,100	162
*	Lincare Holdings, Inc.	6,000	141
*	HealthSouth Corp.	9,700	140
*,^	Acura Pharmaceuticals Inc.	16,400	98
*	Vanda Parmaceuticals, Inc.	6,900	81
	Universal Health Services Class B	1,600	78
*	Cephalon, Inc.	1,100	62
*	Accelrys Inc.	5,900	35
*	Community Health Systems, Inc.	1,200	30
*	Questcor Pharmaceuticals, Inc.	4,900	25

			30,913
Industrials (10.9%)
	General Electric Co.	189,780	2,224
	United Technologies Corp.	42,140	2,190
	Union Pacific Corp.	37,100	1,931
	Lockheed Martin Corp.	21,150	1,706
	General Dynamics Corp.	28,000	1,551
	United Parcel Service, Inc.	26,700	1,335
	Fluor Corp.	23,100	1,185

	Honeywell International Inc.	29,424	924
	Norfolk Southern Corp.	23,600	889
	Waste Management, Inc.	31,300	881
	Goodrich Corp.	17,300	864
	Raytheon Co.	18,000	800
	Northrop Grumman Corp.	15,830	723
	Joy Global Inc.	17,700	632
	3M Co.	10,130	609
	ITT Industries, Inc.	13,000	578
	Dover Corp.	16,900	559
	Flowserve Corp.	7,500	524
*	AGCO Corp.	17,000	494
	L-3 Communications Holdings, Inc.	7,100	493
	Cooper Industries, Inc. Class A	15,400	478
	Burlington Northern Santa Fe Corp.	6,270	461
	Bucyrus International, Inc.	16,100	460
	J.B. Hunt Transport Services, Inc.	14,800	452
*	Chart Industries, Inc.	22,200	404
*	EMCOR Group, Inc.	19,600	394
	GATX Corp.	12,320	317
	Pitney Bowes, Inc.	14,300	314
	The Dun & Bradstreet Corp.	3,400	276
*	Jacobs Engineering Group Inc.	6,300	265
	Robbins & Myers, Inc.	13,500	260
	Watson Wyatt & Co. Holdings	5,800	218
	CSX Corp.	5,437	188
	Expeditors International of Washington, Inc.	4,500	150
	Ameron International Corp.	1,700	114
*	Dollar Thrifty Automotive Group, Inc.	7,000	98
	Genco Shipping and Trading Ltd.	4,300	93
*	Alliant Techsystems, Inc.	1,000	82
	Federal Signal Corp.	9,100	70
*	EnerSys	3,500	64
	Apogee Enterprises, Inc.	3,700	45
*	Thomas & Betts Corp.	1,400	40
	The Timken Co.	1,800	31

			26,366
Information Technology (18.6%)
	International Business Machines Corp.	43,942	4,588
	Microsoft Corp.	185,597	4,412
*	Cisco Systems, Inc.	205,050	3,822
	Intel Corp.	198,490	3,285
	Oracle Corp.	152,048	3,257
*	Apple Inc.	22,620	3,222
	Hewlett-Packard Co.	79,599	3,076
	Accenture Ltd.	50,300	1,683
*	Google Inc.	2,790	1,176
*	Symantec Corp.	67,200	1,046
*	Computer Sciences Corp.	19,500	864
*	Alliance Data Systems Corp.	19,900	820
	Automatic Data Processing, Inc.	22,480	797
	Visa Inc.	12,500	778
*	Western Digital Corp.	26,600	705
*	Micron Technology, Inc.	136,100	689

	Texas Instruments, Inc.	32,270	687
*	Multi-Fineline Electronix, Inc.	30,200	646
	Western Union Co.	36,100	592
*	Affiliated Computer Services, Inc. Class A	12,000	533
*	QLogic Corp.	38,000	482
	QUALCOMM Inc.	10,620	480
*	Sohu.com Inc.	7,500	471
*	Skyworks Solutions, Inc.	47,300	463
*	Genpact, Ltd.	39,300	462
	Xilinx, Inc.	21,600	442
*	EMC Corp.	33,730	442
*	EarthLink, Inc.	58,000	430
*	Teradata Corp.	17,600	412
*	Sybase, Inc.	11,762	369
*	Ceva, Inc.	40,300	350
*	RadiSys Corp.	36,000	324
*	NCR Corp.	21,900	259
*	Hewitt Associates, Inc.	8,400	250
*	NVE Corp.	4,900	238
*	PC Mall, Inc.	34,600	234
*	Marvell Technology Group Ltd.	19,400	226
*	Dolby Laboratories Inc.	5,600	209
	Altera Corp.	12,500	203
*	Lexmark International, Inc.	12,800	203
*	Plexus Corp.	9,900	202
*	Broadcom Corp.	7,800	193
	Black Box Corp.	5,500	184
	CA, Inc.	10,100	176
	Linear Technology Corp.	6,500	152
*	TIBCO Software Inc.	16,400	118
	Broadridge Financial Solutions LLC	6,100	101
	Diebold, Inc.	2,300	61
	Analog Devices, Inc.	2,300	57
*	Quest Software, Inc.	2,100	29
*	Solera Holdings, Inc.	900	23

			44,923
Materials (3.5%)
	Monsanto Co.	25,626	1,905
	Praxair, Inc.	24,600	1,748
	E.I. du Pont de Nemours & Co.	58,980	1,511
*	Pactiv Corp.	28,700	623
	Dow Chemical Co.	29,220	472
*	Owens-Illinois, Inc.	16,700	468
	Eastman Chemical Co.	12,100	459
	Ball Corp.	6,100	275
	Celanese Corp. Series A	11,500	273
	FMC Corp.	5,600	265
	Rock-Tenn Co.	4,200	160
	Innophos Holdings Inc.	8,500	144
*	Clearwater Paper Corp.	5,200	131
	Terra Industries, Inc.	4,070	99
	Glatfelter	9,100	81

			8,614

Other (0.1%)
[2]	Miscellaneous Securities		134

Telecommunication Services (2.8%)
	AT&T Inc.	110,929	2,755
	Verizon Communications Inc.	65,857	2,024
*	Premiere Global Services, Inc.	49,600	538
	Embarq Corp.	12,342	519
*	American Tower Corp. Class A	11,300	356
	NTELOS Holdings Corp.	12,300	227
	Windstream Corp.	21,938	183
*	Syniverse Holdings Inc.	7,900	127

			6,729
Utilities (3.8%)
	Dominion Resources, Inc.	43,800	1,464
	Exelon Corp.	18,440	944
	FirstEnergy Corp.	23,500	911
	Sempra Energy	15,000	744
	Entergy Corp.	9,400	729
	American Electric Power Co., Inc.	21,200	612
	Edison International	18,840	593

	Duke Energy Corp.	38,790	566
	FPL Group, Inc.	9,733	553
*	NRG Energy, Inc.	16,700	434
	NiSource, Inc.	25,700	300
	IDACORP, Inc.	10,000	261
	Public Service Enterprise Group, Inc.	6,900	225
	DTE Energy Co.	6,600	211
	CMS Energy Corp.	16,900	204
	Vectren Corp.	6,500	152
*	Mirant Corp.	8,300	131
	SCANA Corp.	2,971	96
*	AES Corp.	7,400	86
	UGI Corp. Holding Co.	1,400	36

			9,252
Total Common Stocks (Cost $258,986)			241,689

Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund	0.395%	374,761	375

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[5,6]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	300	300

Total Temporary Cash Investments (Cost $674)	675
Total Investments (100.2%) (Cost $259,660)	242,364
Other Assets and Liabilities-Net (-0.2%)[4]	(467)
Net Assets (100%)	241,897

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $69,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $92,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2009, the cost of investment securities for tax purposes was $259,660,000. Net unrealized depreciation of investment securities for tax purposes was $17,296,000, consisting of unrealized gains of $12,842,000 on securities that had risen in value since their purchase and $30,138,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation

Structured Broad Market Fund

between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation
S&P 500 Index	September 2009	1	229	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	241,689	—	—
Temporary Cash Investments	375	300	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	242,063	300	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Structured Large-Cap Growth Fund

Schedule of Investments

As of June 30, 2009

Shares	Market Value ($000)

Common Stocks (100.0%)[1]
Consumer Discretionary (11.0%)
	McDonald's Corp.	9,464	544
	Yum! Brands, Inc.	10,400	347
*	Apollo Group, Inc. Class A	4,600	327
	Coach, Inc.	11,600	312
	The Gap, Inc.	16,900	277
*	AutoZone Inc.	1,820	275
	Ross Stores, Inc.	7,000	270
	Home Depot, Inc.	11,200	265
	Omnicom Group Inc.	8,002	253
*	Big Lots Inc.	9,600	202
	NIKE, Inc. Class B	3,728	193
	Comcast Corp. Special Class A	12,300	173
*	Aeropostale, Inc.	5,000	171
	H & R Block, Inc.	9,600	165
	WABCO Holdings Inc.	9,301	165
*	ITT Educational Services, Inc.	1,600	161
	The McGraw-Hill Cos., Inc.	4,800	145
	Comcast Corp. Class A	9,329	135
	TJX Cos., Inc.	4,200	132
*	Amazon.com, Inc.	1,500	126
	Target Corp.	3,120	123
	Darden Restaurants Inc.	3,700	122
*	NVR, Inc.	200	101
	MDC Holdings, Inc.	2,400	72
	Sherwin-Williams Co.	1,300	70
	Advance Auto Parts, Inc.	1,200	50
*	DISH Network Corp.	1,386	22
*	Dollar Tree, Inc.	300	13
	Tim Hortons, Inc.	300	7
	Weight Watchers International, Inc.	200	5

			5,223
Consumer Staples (15.4%)
	Wal-Mart Stores, Inc.	27,457	1,330
	Philip Morris International Inc.	25,569	1,115
	The Procter & Gamble Co.	14,203	726
	The Coca-Cola Co.	14,748	708
	Colgate-Palmolive Co.	8,405	595
	PepsiCo, Inc.	10,811	594
	The Kroger Co.	16,300	359
	Lorillard, Inc.	4,200	285
	Coca-Cola Enterprises, Inc.	16,800	280
	H.J. Heinz Co.	5,700	203
	CVS Caremark Corp.	5,984	191
	The Clorox Co.	3,000	167
*	Dean Foods Co.	6,800	130
*	Mead Johnson Nutrition Co.	3,900	124

	Sysco Corp.	4,694	106
	Walgreen Co.	2,910	86
	Campbell Soup Co.	2,600	76
	Altria Group, Inc.	4,569	75
	Molson Coors Brewing Co. Class B	1,000	42
	The Pepsi Bottling Group, Inc.	1,200	41
	Alberto-Culver Co.	1,000	25
	Archer-Daniels-Midland Co.	700	19
	Avon Products, Inc.	300	8

			7,285
Energy (4.9%)
	ExxonMobil Corp.	14,673	1,026
	Diamond Offshore Drilling, Inc.	3,400	282
	Murphy Oil Corp.	4,700	255
	Peabody Energy Corp.	8,000	241
	CONSOL Energy, Inc.	3,900	133
*	Pride International, Inc.	4,400	110
	Schlumberger Ltd.	1,300	70
*	Alpha Natural Resources, Inc.	2,400	63
*	Dresser Rand Group, Inc.	2,000	52
	Tesoro Corp.	2,800	36
	Tidewater Inc.	300	13
	Foundation Coal Holdings, Inc.	400	11
*	Cameron International Corp.	300	9

			2,301
Financials (5.2%)
	AFLAC Inc.	10,169	316
	The Goldman Sachs Group, Inc.	1,916	282
*	TD Ameritrade Holding Corp.	15,900	279
	State Street Corp.	5,666	267
	Moody's Corp.	9,100	240
	Hudson City Bancorp, Inc.	16,400	218
	Charles Schwab Corp.	11,315	198
	American Express Co.	6,427	149
	BOK Financial Corp.	3,600	136
*	Nasdaq OMX Group, Inc.	4,800	102
	Wells Fargo & Co.	3,400	82
*	The St. Joe Co.	2,700	72
	Federated Investors, Inc.	1,600	39
	Public Storage, Inc. REIT	500	33
	Axis Capital Holdings Ltd.	600	16
*	Jefferies Group, Inc.	600	13
*	Investment Technology Group, Inc.	400	8
	Simon Property Group, Inc. REIT	149	8

			2,458
Health Care (16.2%)
	Johnson & Johnson	26,112	1,483
	Abbott Laboratories	16,169	761
	Baxter International, Inc.	10,542	558
	Bristol-Myers Squibb Co.	24,418	496
*	Medco Health Solutions, Inc.	9,190	419
	Schering-Plough Corp.	14,132	355
	Quest Diagnostics, Inc.	5,700	322

*	Express Scripts Inc.	4,378	301
*	Biogen Idec Inc.	6,431	290
*	Amgen Inc.	5,100	270
*	Mylan Inc.	18,800	245
*	Gilead Sciences, Inc.	4,570	214
*	Watson Pharmaceuticals, Inc.	6,000	202
	McKesson Corp.	4,240	187
*	DaVita, Inc.	3,500	173
*	Valeant Pharmaceuticals International	6,300	162
	Medtronic, Inc.	4,640	162
*	Forest Laboratories, Inc.	6,300	158
	AmerisourceBergen Corp.	8,660	154
	Omnicare, Inc.	5,400	139
	Eli Lilly & Co.	3,400	118
*	Hospira, Inc.	2,600	100
*	Warner Chilcott Ltd.	7,200	95
*	Dendreon Corp.	3,400	85
*	Mettler-Toledo International Inc.	900	69
*	Myriad Genetics, Inc.	1,600	57
*	Community Health Systems, Inc.	1,800	45
*	Waters Corp.	500	26
*	Cephalon, Inc.	238	14

			7,660
Industrials (10.8%)
	United Parcel Service, Inc.	10,447	522
	United Technologies Corp.	9,882	514
	Lockheed Martin Corp.	6,104	492
	Union Pacific Corp.	7,966	415
	Fluor Corp.	6,700	344
	3M Co.	4,726	284
	Honeywell International Inc.	8,580	269
	Goodrich Corp.	4,900	245
	Flowserve Corp.	2,800	196
	L-3 Communications Holdings, Inc.	2,700	187
	The Dun & Bradstreet Corp.	2,000	162
	Joy Global Inc.	4,500	161
	ITT Industries, Inc.	3,600	160
	Waste Management, Inc.	5,458	154
	Dover Corp.	4,500	149
*	Jacobs Engineering Group Inc.	2,800	118
*	Delta Air Lines Inc.	18,900	109
	Raytheon Co.	2,204	98
	Precision Castparts Corp.	1,277	93
	Northrop Grumman Corp.	1,800	82
*	First Solar, Inc.	500	81
	Pitney Bowes, Inc.	3,200	70
	GATX Corp.	2,116	54
*	Kirby Corp.	1,600	51
*	Thomas & Betts Corp.	1,500	43
*	URS Corp.	500	25
	Cooper Industries, Inc. Class A	700	22
	Emerson Electric Co.	546	18
*	WESCO International, Inc.	500	13

	Copa Holdings SA Class A	200	8

			5,139
Information Technology (30.9%)
	Microsoft Corp.	72,285	1,718
	International Business Machines Corp.	15,807	1,651
*	Cisco Systems, Inc.	67,450	1,257
*	Apple Inc.	8,512	1,212
	Oracle Corp.	50,096	1,073
	Hewlett-Packard Co.	26,177	1,012
	Intel Corp.	52,220	864
*	Google Inc.	1,775	748
	QUALCOMM Inc.	11,003	497
	Accenture Ltd.	13,535	453
	Automatic Data Processing, Inc.	10,400	369
	Texas Instruments, Inc.	16,961	361
	Visa Inc.	5,100	318
	Xilinx, Inc.	14,500	297
*	Hewitt Associates, Inc.	8,300	247
*	Sohu.com Inc.	3,900	245
*	Genpact, Ltd.	18,800	221
*	EMC Corp.	15,294	200
*	Marvell Technology Group Ltd.	16,700	194
*	BMC Software, Inc.	5,310	180
	CA, Inc.	9,300	162
*	Western Digital Corp.	6,000	159
	Broadridge Financial Solutions LLC	9,000	149
	Diebold, Inc.	5,000	132
*	Affiliated Computer Services, Inc. Class A	2,900	129
*	Micron Technology, Inc.	23,600	119
*	McAfee Inc.	2,400	101
*	Alliance Data Systems Corp.	2,100	87
*	NCR Corp.	6,800	81
*	Teradata Corp.	3,300	77
*	Red Hat, Inc.	3,800	77
	Linear Technology Corp.	3,100	72
*	NeuStar, Inc. Class A	2,000	44
*	Dolby Laboratories Inc.	1,000	37
*	QLogic Corp.	1,500	19
*	NetApp, Inc.	900	18
	MasterCard, Inc. Class A	100	17
*	Advanced Micro Devices, Inc.	3,000	12
	Altera Corp.	300	5

			14,614
Materials (4.2%)
	Monsanto Co.	8,027	597
	Praxair, Inc.	6,470	460
	E.I. du Pont de Nemours & Co.	12,400	318
*	Pactiv Corp.	7,800	169
	FMC Corp.	3,400	161
	Celanese Corp. Series A	6,070	144
*	Owens-Illinois, Inc.	2,800	78
	Newmont Mining Corp. (Holding Co.)	1,000	41
	Ball Corp.	100	4

			1,972

Telecommunication Services (0.1%)
*	American Tower Corp. Class A	2,200	69

Utilities (1.3%)
	Exelon Corp.	5,972	306
	Public Service Enterprise Group, Inc.	5,749	187
*	AES Corp.	12,400	144

			637
Total Common Stocks (Cost $47,442)			47,358

		Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund	0.395%		67,000	67

			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
[3,4]	Federal National Mortgage Assn.	0.541%	7/30/09	100	100
Total Temporary Cash Investments (Cost $167)					167
Total Investments (100.3%) (Cost $47,609)					47,525
Other Assets and Liabilities-Net (-0.3%)					(152)
Net Assets (100%)					47,373

*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.2%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Structured Large-Cap Growth Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2009, the cost of investment securities for tax purposes was $47,609,000. Net unrealized depreciation of investment securities for tax purposes was $84,000, consisting of unrealized gains of $2,999,000 on securities that had risen in value since their purchase and $3,083,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	September 2009	1	46	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Growth Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	47,358	—	—
Temporary Cash Investments	67	100	—
Futures Contracts—Liabilities[1]	—	—	—
Total	47,425	100	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Structured Large-Cap Value Fund

Schedule of Investments

As of June 30, 2009

		Shares	Market Value ($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (9.8%)
	Home Depot, Inc.	20,200	477
*	Ford Motor Co.	66,500	404
	Comcast Corp. Class A	24,676	357
	Time Warner Cable Inc.	9,800	310
	The Gap, Inc.	15,100	248
	The McGraw-Hill Cos., Inc.	7,900	238
	Omnicom Group Inc.	5,900	186
	News Corp., Class A	20,010	182
	The Walt Disney Co.	7,490	175
	Comcast Corp. Special Class A	11,200	158
	RadioShack Corp.	11,300	158
	D. R. Horton, Inc.	16,500	154
	Wyndham Worldwide Corp.	12,600	153
	Autoliv, Inc.	5,200	150
	Foot Locker, Inc.	12,100	127
	Limited Brands, Inc.	10,300	123
*	NVR, Inc.	200	100
	Cablevision Systems NY Group Class A	5,000	97
	Carnival Corp.	3,600	93
	Lennar Corp. Class A	6,800	66
	Pulte Homes, Inc.	7,100	63
	Whirlpool Corp.	1,200	51
	Time Warner Inc.	1,940	49
*	Interpublic Group of Cos., Inc.	9,500	48
*	Warner Music Group Corp.	3,800	22
	MDC Holdings, Inc.	500	15
*	DISH Network Corp.	900	15

			4,219
Consumer Staples (6.2%)
	Kraft Foods Inc.	20,376	516
	Archer-Daniels-Midland Co.	10,100	270
	The Procter & Gamble Co.	5,215	266
*	Dr. Pepper Snapple Group, Inc.	12,400	263
	The Kroger Co.	11,500	254
	ConAgra Foods, Inc.	12,400	236
	Wal-Mart Stores, Inc.	4,800	232
	General Mills, Inc.	3,100	174
	CVS Caremark Corp.	5,100	163
*	Dean Foods Co.	7,500	144
*	Mead Johnson Nutrition Co.	1,200	38
	Alberto-Culver Co.	1,400	36
	Molson Coors Brewing Co. Class B	670	28
	Campbell Soup Co.	600	18
	The Hershey Co.	300	11
	The Coca-Cola Co.	190	9

			2,658

Energy (19.4%)
	ExxonMobil Corp.	37,310	2,608
	Chevron Corp.	22,290	1,477
	ConocoPhillips Co.	11,074	466
	Marathon Oil Corp.	14,400	434
	Spectra Energy Corp.	18,800	318
	Murphy Oil Corp.	5,700	310
	Apache Corp.	3,900	281
	Anadarko Petroleum Corp.	5,950	270
	Occidental Petroleum Corp.	4,000	263
	XTO Energy, Inc.	6,800	259
*	SEACOR Holdings Inc.	3,100	233
	Tidewater Inc.	5,400	232
	Rowan Cos., Inc.	11,100	214
*	Encore Acquisition Co.	5,300	164
	EOG Resources, Inc.	2,300	156
*	Pride International, Inc.	5,000	125
	Tesoro Corp.	8,400	107
	Schlumberger Ltd.	1,800	97
	Teekay Shipping Corp.	4,400	93
	Valero Energy Corp.	3,800	64
	ENSCO International, Inc.	1,300	45
	Frontier Oil Corp.	3,400	45
	Devon Energy Corp.	700	38
	Overseas Shipholding Group Inc.	900	31
	Chesapeake Energy Corp.	900	18

			8,348
Financials (22.5%)
	JPMorgan Chase & Co.	33,980	1,159
	Wells Fargo & Co.	40,645	986
	The Goldman Sachs Group, Inc.	5,925	874
	Bank of America Corp.	61,835	816
	U.S. Bancorp	25,569	458
	The Travelers Cos., Inc.	10,700	439
	Bank of New York Mellon Corp.	14,743	432
	The Chubb Corp.	8,300	331
	State Street Corp.	7,000	330
	BB&T Corp.	14,850	326
	American Express Co.	11,600	270
	Aon Corp.	6,300	239
	Unum Group	14,900	236
	Torchmark Corp.	5,800	215
	Hudson City Bancorp, Inc.	14,800	197
	Morgan Stanley	5,690	162
	American Financial Group, Inc.	7,400	160
*	Progressive Corp. of Ohio	9,800	148
	Bank of Hawaii Corp.	3,530	126
	PNC Financial Services Group	2,800	109
	Annaly Capital Management Inc. REIT	7,100	107
*	Nasdaq OMX Group, Inc.	4,800	102
	Moody's Corp.	3,600	95
	Axis Capital Holdings Ltd.	3,500	92
	MetLife, Inc.	2,891	87
	PartnerRe Ltd.	1,300	84

	HCP, Inc. REIT	3,400	72
	Liberty Property Trust REIT	2,900	67
	New York Community Bancorp, Inc.	6,200	66
	BOK Financial Corp.	1,700	64
	Host Hotels & Resorts Inc. REIT	7,500	63
	Ameriprise Financial, Inc.	2,573	62
	Senior Housing Properties Trust REIT	3,700	60
	Discover Financial Services	5,545	57
	Plum Creek Timber Co. Inc. REIT	1,900	57
	Brandywine Realty Trust REIT	7,300	54
	Alexandria Real Estate Equities, Inc. REIT	1,500	54
	Nationwide Health Properties, Inc. REIT	1,900	49
	Hospitality Properties Trust REIT	4,100	49
	HRPT Properties Trust REIT	11,900	48
	Equity Residential REIT	1,880	42
	Citigroup Inc.	11,171	33
*	The St. Joe Co.	1,200	32
*	Jefferies Group, Inc.	1,100	23
	Capital One Financial Corp.	940	21
	Boston Properties, Inc. REIT	400	19
	Vornado Realty Trust REIT	418	19
	The Allstate Corp.	750	18
	Simon Property Group, Inc. REIT	300	15
	Corporate Office Properties Trust, Inc. REIT	500	15
*	MBIA, Inc.	3,300	14
	SunTrust Banks, Inc.	760	13
	Raymond James Financial, Inc.	500	9
	Avalonbay Communities, Inc. REIT	100	6

			9,681
Health Care (9.6%)
	Pfizer Inc.	71,520	1,073
	Johnson & Johnson	9,990	567
	Wyeth	9,250	420
	Eli Lilly & Co.	8,230	285
	Bristol-Myers Squibb Co.	11,500	234
	Merck & Co., Inc.	8,080	226
	AmerisourceBergen Corp.	11,200	199
*	WellPoint Inc.	3,590	183
	Omnicare, Inc.	6,500	167
	UnitedHealth Group Inc.	6,400	160
*	LifePoint Hospitals, Inc.	5,500	144
*	Forest Laboratories, Inc.	5,500	138
*	Mylan Inc.	8,100	106
	Universal Health Services Class B	1,800	88
	Schering-Plough Corp.	2,400	60
	Quest Diagnostics, Inc.	900	51
	IMS Health, Inc.	2,300	29
	The Cooper Companies, Inc.	400	10

			4,140
Industrials (9.9%)
	General Electric Co.	96,850	1,135
	General Dynamics Corp.	7,180	398
	Norfolk Southern Corp.	7,900	298
	United Technologies Corp.	5,200	270

	Waste Management, Inc.	8,500	239
	Union Pacific Corp.	4,300	224
	Northrop Grumman Corp.	3,650	167
	Raytheon Co.	3,600	160
*	AGCO Corp.	5,500	160
*	URS Corp.	3,200	158
	L-3 Communications Holdings, Inc.	2,100	146
	Pitney Bowes, Inc.	6,400	140
	Cooper Industries, Inc. Class A	4,100	127
	Joy Global Inc.	2,700	96
*	Thomas & Betts Corp.	3,300	95
	ITT Industries, Inc.	2,000	89
	Flowserve Corp.	1,100	77
	Dover Corp.	2,000	66
	The Dun & Bradstreet Corp.	800	65
	Hubbell Inc. Class B	1,500	48
*	General Cable Corp.	1,200	45
*	Hertz Global Holdings Inc.	5,200	42
	The Boeing Co.	700	30

			4,275
Information Technology (5.3%)
	Hewlett-Packard Co.	10,700	413
	Intel Corp.	21,900	362
*	Computer Sciences Corp.	6,200	275
*	Ingram Micro, Inc. Class A	10,800	189
*	Micron Technology, Inc.	26,100	132
	Diebold, Inc.	4,700	124
	CA, Inc.	6,700	117
*	Tellabs, Inc.	17,400	100
*	Teradata Corp.	4,000	94
*	Atmel Corp.	22,400	83
*	PMC Sierra Inc.	8,800	70
*	Tech Data Corp.	1,800	59
*	Lexmark International, Inc.	3,600	57
*	Genpact, Ltd.	4,400	52
*	Synopsys, Inc.	2,600	51
*	QLogic Corp.	4,000	51
	Xerox Corp.	4,800	31
*	EMC Corp.	2,200	29

			2,289
Materials (3.7%)
	E.I. du Pont de Nemours & Co.	15,000	384
	Bemis Co., Inc.	8,400	212
*	Owens-Illinois, Inc.	6,800	190
	FMC Corp.	3,400	161
	Sonoco Products Co.	5,300	127
	Eastman Chemical Co.	3,300	125
*	Pactiv Corp.	5,700	124
	Dow Chemical Co.	7,310	118
	United States Steel Corp.	2,600	93
	Compass Minerals International, Inc.	1,000	55
	Temple-Inland Inc.	800	10

			1,599

Other (0.3%)
[2]	Miscellaneous Securities		104

Telecommunication Services (6.0%)
	AT&T Inc.	63,013	1,565
	Verizon Communications Inc.	22,240	684
	Windstream Corp.	19,700	165
	Qwest Communications International Inc.	15,200	63
	Embarq Corp.	1,339	56
*	Sprint Nextel Corp.	8,500	41

			2,574
Utilities (7.0%)
	Exelon Corp.	9,800	502
	Dominion Resources, Inc.	11,900	398
	Sempra Energy	6,600	328
	American Electric Power Co., Inc.	8,100	234
	Public Service Enterprise Group, Inc.	6,600	215
	UGI Corp. Holding Co.	8,400	214
	PG&E Corp.	4,500	173
	Atmos Energy Corp.	6,500	163
*	AES Corp.	11,400	132
	DTE Energy Co.	4,100	131
	FPL Group, Inc.	2,200	125
	CMS Energy Corp.	7,400	89
	NSTAR	2,600	83
*	NRG Energy, Inc.	2,500	65
	Edison International	1,500	47
	NiSource, Inc.	3,400	40
	FirstEnergy Corp.	584	23
	Vectren Corp.	800	19
*	Mirant Corp.	1,100	17
	Southern Co.	339	11

			3,009
Total Common Stocks (Cost $49,167)			42,896

		Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.2%)
[3]	Vanguard Market Liquidity Fund	0.395%		80,004	80
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.4%)
[4,5]	Federal National Mortgage Assn.	0.541%	7/30/09	200	200
Total Temporary Cash Investments (Cost $279)					280
Total Investments (100.3%) (Cost $49,446)					43,176
Other Assets and Liabilities-Net (-0.3%)					(134)
Net Assets (100%)					43,042

*	Non-income-producing security.

Structured Large-Cap Value Fund

1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2

Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5	Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2009, the cost of investment securities for tax purposes was $49,446,000. Net unrealized depreciation of investment securities for tax purposes was $6,270,000, consisting of unrealized gains of $1,859,000 on securities that had risen in value since their purchase and $8,129,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Structured Large-Cap Value Fund

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	September 2009	3	137	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	42,896	—	—
Temporary Cash Investments	80	200	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	42,975	200	—
1 Represents variation margin on the last day of the reporting period.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 12, 2009

VANGUARD QUANTITATIVE FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 12, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.